Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	Credit Suisse Commodity Return Strategy Fund
Central Index Key	dei_EntityCentralIndexKey	0001291446
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 02, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 02, 2012
Credit Suisse Commodity Return Strategy Fund (Prospectus Summary) | Credit Suisse Commodity Return Strategy Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRSAX
Credit Suisse Commodity Return Strategy Fund (Prospectus Summary) | Credit Suisse Commodity Return Strategy Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRSCX
Credit Suisse Commodity Return Strategy Fund (Prospectus Summary) | Credit Suisse Commodity Return Strategy Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRSOX